Capital Disclosures (Details) CAD in Billions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of additional information [Abstract]
Equity and debt	CAD 23.4	CAD 23.0
Debt to capital ratio	0.232	0.232
Debt to capital ratio, target	0.25
Debt to funds from operation ratio	1.6	2.4
Debt to funds from operation ratio, target	2.0